Premises and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
PREMISES AND EQUIPMENT
Premises and equipment were as follows for the dates indicated:

	December 31,
	2014	2013
	(Dollars in thousands)
Land	$2,355	$2,772
Buildings	10,076	10,029
Furniture, fixtures, and equipment	5,580	5,531
Leasehold improvements	45	45
Construction in progress	17	6
	18,073	18,383
Less: Accumulated depreciation	(9,405)	(8,919)
	$8,668	$9,464

Depreciation expense was $547,000 and $567,000, respectively, for the years ended December 31, 2014 and 2013.
During the year ended December 31, 2014, the Company transferred the land and building associated with one of its branches to assets held for sale when the branch was closed. The assets were transferred at the fair market value less costs to sell which totaled $65,000. During the fourth quarter of 2014, the Company also transferred land previously acquired for a branch location to other real estate owned at the fair market value less costs to sell which totaled $325,000.
During the year ended December 31, 2013, the Company began to lease its loan production office under an operating lease. Rent expense was $14,000 and $7,000, respectively, for the years ended December 31, 2014 and 2013. Rent commitments, before considering renewal options that generally are present, were $8,000 in 2015.